Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	Keeley Funds, Inc.
Central Index Key	0001324203
Amendment Flag	false
Document Creation Date	Apr 5, 2013
Document Effective Date	Apr 5, 2013
Prospectus Date	Jan 31, 2013

Keeley Small Cap Value Fund
KEELEY Small Cap Value Fund
INVESTMENT OBJECTIVE
The Keeley Small Cap Value Fund (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Keeley Small Cap Value Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Keeley Small Cap Value Fund		Class A	Class I
Management Fees		0.94%	0.94%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.19%	0.19%
Dividend and/or Interest Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.39%	1.14%
Fee Waiver and/or Expense Reimbursement	[1]	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.39%	1.14%
[1]	The Fund���s adviser, Keeley Asset Management Corp. (the ���Adviser���), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund���s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example Keeley Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	585	870	1,176	2,043
Class I	116	362	628	1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.87% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
The Fund intends to pursue its investment objective by investing in companies with a small market capitalization, which the Adviser currently defines as $3.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies of small market capitalization. As long as an investment continues to meet the Fund’s other criteria set forth below, the Fund may choose to hold such securities even if the company grows beyond the $3.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.

The Adviser focuses its attention on particular kinds of undervalued stocks and concentrates on identifying companies going through major changes (for example, corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is the Adviser’s intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.
MAIN RISKS
The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in securities of small-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.
PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2000® Index, an unmanaged index made up of the smallest 2,000 companies in the Russell 3000® Index. To assist investors in understanding the broader equity market, the table also includes the performance of the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KSCVX Year-by-year total return as of 12/31 each year (%)

[1]	The information provided in the bar chart prior to January 1, 2008 represents the performance of KEELEY Small Cap Value Fund, Inc., the predecessor to the Class A Shares of the Small Cap Value Fund. Performance information for the Fund���s Class I Shares is not shown and the performance of that class will be different from the Fund���s Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q2 2009	22.39%	Q4 2008	(32.34)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY SMALL CAP VALUE FUND
Average Annual Total Returns Keeley Small Cap Value Fund		1 Year	5 Years	10 Years (or life of class, if less)	Inception Date
Class A	[1]	18.25%	0.10%	10.72%
Class A Return after taxes on distributions	[1][2]	18.21%	0.09%	10.61%
Class A Return after taxes on distributions and sale of fund shares	[1][2]	11.91%	0.09%	9.59%
Class A Russell 2000�� Index (reflects no deduction for fees, expenses and taxes)	[1][3]	16.35%	3.56%	9.72%
Class A S&P 500�� Index (reflects no deduction for fees, expenses and taxes)	[1][3]	16.00%	1.66%	7.10%
Class I	[1]	24.13%	1.29%		Dec 31, 2007
Class I Russell 2000�� Index (reflects no deduction for fees, expenses and taxes)	[1][3]	16.35%	3.56%		Dec 31, 2007
Class I S&P 500�� Index (reflects no deduction for fees, expenses and taxes)	[1][3]	16.00%	1.66%		Dec 31, 2007
[1]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
[3]	Since the inception date of the respective class.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Keeley Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Keeley Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KEELEY Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Keeley Small Cap Value Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.87%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund intends to pursue its investment objective by investing in companies with a small market capitalization, which the Adviser currently defines as $3.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies of small market capitalization. As long as an investment continues to meet the Fund’s other criteria set forth below, the Fund may choose to hold such securities even if the company grows beyond the $3.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.

The Adviser focuses its attention on particular kinds of undervalued stocks and concentrates on identifying companies going through major changes (for example, corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is the Adviser’s intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

		The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.
Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in securities of small-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

		In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2000® Index, an unmanaged index made up of the smallest 2,000 companies in the Russell 3000® Index. To assist investors in understanding the broader equity market, the table also includes the performance of the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2000® Index, an unmanaged index made up of the smallest 2,000 companies in the Russell 3000® Index. To assist investors in understanding the broader equity market, the table also includes the performance of the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-933-5391
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.keeleyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	KSCVX Year-by-year total return as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER		WORST QUARTER
Q2 2009	22.39%	Q4 2008	(32.34)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY SMALL CAP VALUE FUND
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
Keeley Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and/or Interest Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
1 Year	rr_ExpenseExampleYear01	585
3 Years	rr_ExpenseExampleYear03	870
5 Years	rr_ExpenseExampleYear05	1,176
10 Years	rr_ExpenseExampleYear10	2,043
2003	rr_AnnualReturn2003	39.31%	[2]
2004	rr_AnnualReturn2004	32.94%	[2]
2005	rr_AnnualReturn2005	16.12%	[2]
2006	rr_AnnualReturn2006	19.55%	[2]
2007	rr_AnnualReturn2007	7.17%	[2]
2008	rr_AnnualReturn2008	(40.18%)	[2]
2009	rr_AnnualReturn2009	21.67%	[2]
2010	rr_AnnualReturn2010	25.98%	[2]
2011	rr_AnnualReturn2011	(7.29%)	[2]
2012	rr_AnnualReturn2012	23.81%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.34%)
1 Year	rr_AverageAnnualReturnYear01	18.25%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.10%	[3]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	10.72%	[3]
Keeley Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and/or Interest Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,386
1 Year	rr_AverageAnnualReturnYear01	24.13%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.29%	[3]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007	[3]
Keeley Small Cap Value Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.21%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	0.09%	[3],[4]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	10.61%	[3],[4]
Keeley Small Cap Value Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.91%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	0.09%	[3],[4]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	9.59%	[3],[4]
Keeley Small Cap Value Fund | Russell 2000�� Index (reflects no deduction for fees, expenses and taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[3],[5]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[3],[5]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	9.72%	[3],[5]
Keeley Small Cap Value Fund | Russell 2000�� Index (reflects no deduction for fees, expenses and taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[3],[5]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[3],[5]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10		[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007	[3],[5]
Keeley Small Cap Value Fund | S&P 500�� Index (reflects no deduction for fees, expenses and taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[3],[5]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[3],[5]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	7.10%	[3],[5]
Keeley Small Cap Value Fund | S&P 500�� Index (reflects no deduction for fees, expenses and taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[3],[5]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[3],[5]
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10		[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007	[3],[5]

[1]	The Fund���s adviser, Keeley Asset Management Corp. (the ���Adviser���), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund���s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.
[2]	The information provided in the bar chart prior to January 1, 2008 represents the performance of KEELEY Small Cap Value Fund, Inc., the predecessor to the Class A Shares of the Small Cap Value Fund. Performance information for the Fund���s Class I Shares is not shown and the performance of that class will be different from the Fund���s Class A Shares because the expenses of each class are different.
[3]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
[5]	Since the inception date of the respective class.

Keeley Small Cap Dividend Value Fund
KEELEY Small Cap Dividend Value Fund
INVESTMENT OBJECTIVE
The Keeley Small Cap Dividend Value Fund (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Keeley Small Cap Dividend Value Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Keeley Small Cap Dividend Value Fund		Class A	Class I
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.31%	0.31%
Total Annual Fund Operating Expenses		1.56%	1.31%
Fee Waiver and/or Expense Reimbursement	[1]	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.39%	1.14%
[1]	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example Keeley Small Cap Dividend Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	585	905	1,246	2,209
Class I	116	398	702	1,564

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.98% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
The Fund intends to pursue its investment objective by investing in companies with a small market capitalization, which the Adviser currently defines as $3.5 billion or less, and that currently pay or are reasonably expected to pay dividends to shareholders. The Adviser looks for stocks with sustainable, expected growth in earnings and dividends, and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in “dividend-paying” common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with a small market capitalization. “Dividend-paying” common stocks have one or more of the following characteristics: (i) attractive dividend yields that are, in the opinion of the Adviser, relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as a share repurchase program. As long as an investment continues to meet the Fund’s other investment criteria set forth below, the Fund may choose to hold such securities even if the company grows beyond the $3.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with a small market capitalization, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.

Each stock is judged on its potential for above-average capital appreciation. In addition, the Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long-term, income can contribute significantly to total return. Dividends also can help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Fund intends to pay the dividends it receives at least annually. The Fund will seek to invest in securities of small-cap, undervalued companies that meet certain criteria identified by the Adviser from time to time. It is the Adviser’s intention typically to hold securities for more than two years. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.
MAIN RISKS
The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in securities of small-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund. Also, the companies held by the Fund may reduce or stop paying dividends, which may affect the Fund’s ability to generate income. The Adviser’s approach in selecting dividend-paying securities may go out of favor with investors. This may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend-paying stocks.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.
PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2000® Value Index, an unmanaged index of Russell 2000® Index companies with lower prices-to-book ratios and lower forecasted growth values. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KSDVX Year-by-year total return as of 12/31 each year (%)

[1]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q4 2011	15.55%	Q3 2011	(17.44)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY SMALL CAP DIVIDEND VALUE FUND
Average Annual Total Returns Keeley Small Cap Dividend Value Fund		1 Year	Since Inception	Inception Date
Class A	[1]	11.04%	14.93%	Dec 1, 2009
Class A Return after taxes on distributions	[1][2]	10.25%	14.11%	Dec 1, 2009
Class A Return after taxes on distributions and sale of fund shares	[1][2]	8.20%	12.75%	Dec 1, 2009
Class I	[1]	16.59%	16.95%	Dec 1, 2009
Russell 2000�� Value Index (reflects no deduction for fees, expenses and taxes)	[1]	18.05%	13.37%	Dec 1, 2009
[1]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Keeley Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Keeley Small Cap Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KEELEY Small Cap Dividend Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Keeley Small Cap Dividend Value Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.98% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.98%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund intends to pursue its investment objective by investing in companies with a small market capitalization, which the Adviser currently defines as $3.5 billion or less, and that currently pay or are reasonably expected to pay dividends to shareholders. The Adviser looks for stocks with sustainable, expected growth in earnings and dividends, and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in “dividend-paying” common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with a small market capitalization. “Dividend-paying” common stocks have one or more of the following characteristics: (i) attractive dividend yields that are, in the opinion of the Adviser, relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as a share repurchase program. As long as an investment continues to meet the Fund’s other investment criteria set forth below, the Fund may choose to hold such securities even if the company grows beyond the $3.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with a small market capitalization, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.

Each stock is judged on its potential for above-average capital appreciation. In addition, the Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long-term, income can contribute significantly to total return. Dividends also can help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Fund intends to pay the dividends it receives at least annually. The Fund will seek to invest in securities of small-cap, undervalued companies that meet certain criteria identified by the Adviser from time to time. It is the Adviser’s intention typically to hold securities for more than two years. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

		The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.
Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in securities of small-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund. Also, the companies held by the Fund may reduce or stop paying dividends, which may affect the Fund’s ability to generate income. The Adviser’s approach in selecting dividend-paying securities may go out of favor with investors. This may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend-paying stocks.

		In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2000® Value Index, an unmanaged index of Russell 2000® Index companies with lower prices-to-book ratios and lower forecasted growth values. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2000® Value Index, an unmanaged index of Russell 2000® Index companies with lower prices-to-book ratios and lower forecasted growth values.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-933-5391
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.keeleyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	KSDVX Year-by-year total return as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER		WORST QUARTER
Q4 2011	15.55%	Q3 2011	(17.44)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY SMALL CAP DIVIDEND VALUE FUND
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
Keeley Small Cap Dividend Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
1 Year	rr_ExpenseExampleYear01	585
3 Years	rr_ExpenseExampleYear03	905
5 Years	rr_ExpenseExampleYear05	1,246
10 Years	rr_ExpenseExampleYear10	2,209
2010	rr_AnnualReturn2010	30.06%	[2]
2011	rr_AnnualReturn2011	3.45%	[2]
2012	rr_AnnualReturn2012	16.25%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.44%)
1 Year	rr_AverageAnnualReturnYear01	11.04%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	14.93%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009	[3]
Keeley Small Cap Dividend Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	398
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,564
1 Year	rr_AverageAnnualReturnYear01	16.59%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	16.95%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009	[3]
Keeley Small Cap Dividend Value Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.25%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	14.11%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009	[3],[4]
Keeley Small Cap Dividend Value Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.20%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	12.75%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009	[3],[4]
Keeley Small Cap Dividend Value Fund | Russell 2000�� Value Index (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	13.37%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2009	[3]

[1]	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.
[2]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.
[3]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

Keeley Small-Mid Cap Value Fund
KEELEY Small-Mid Cap Value Fund
INVESTMENT OBJECTIVE
The Keeley Small-Mid Cap Value Fund (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Keeley Small-Mid Cap Value Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Keeley Small-Mid Cap Value Fund		Class A	Class I
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.19%	0.19%
Dividend and/or Interest Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.45%	1.20%
Fee Waiver and/or Expense Reimbursement	[1]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.40%	1.15%
[1]	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example Keeley Small-Mid Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	586	883	1,202	2,103
Class I	117	376	655	1,450

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.11% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
The Fund intends to pursue its investment objective by investing in companies with small and mid-size market capitalizations, which the Adviser currently defines as $7.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with small and mid-size market capitalizations. As long as an investment continues to meet the Fund’s other criteria set forth below, the Fund may choose to hold such securities even if the company grows beyond the $7.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalizations until the 80% threshold is restored.

The Adviser focuses its attention on particular kinds of undervalued stocks and concentrates on identifying companies going through major changes (for example, corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is the Adviser’s intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.
MAIN RISKS
The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in securities of small-cap and mid-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.
PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2500® Value Index, an index that measures the performance of the small- to mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KSMVX Year-by-year total return as of 12/31 each year (%)

[1]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q2 2009	36.70%	Q4 2008	(34.60)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY SMALL-MID CAP VALUE FUND
Average Annual Total Returns Keeley Small-Mid Cap Value Fund		1 Year	5 Years	Since Inception	Inception Date
Class A	[1]	23.88%	2.49%	4.14%	Aug 15, 2007
Class A Return after taxes on distributions	[1][2]	23.64%	2.45%	4.10%	Aug 15, 2007
Class A Return after taxes on distributions and sale of fund shares	[1][2]	15.84%	2.14%	3.56%	Aug 15, 2007
Class I	[1]	29.96%	3.72%	5.31%	Aug 15, 2007
Russell 2500�� Value Index (reflects no deduction for fees, expenses and taxes)	[1]	19.21%	4.54%	4.11%	Aug 15, 2007
[1]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Keeley Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Keeley Small-Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KEELEY Small-Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Keeley Small-Mid Cap Value Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.11%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund intends to pursue its investment objective by investing in companies with small and mid-size market capitalizations, which the Adviser currently defines as $7.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with small and mid-size market capitalizations. As long as an investment continues to meet the Fund’s other criteria set forth below, the Fund may choose to hold such securities even if the company grows beyond the $7.5 billion capitalization level. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalizations until the 80% threshold is restored.

The Adviser focuses its attention on particular kinds of undervalued stocks and concentrates on identifying companies going through major changes (for example, corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is the Adviser’s intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

		The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.
Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in securities of small-cap and mid-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

		In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2500® Value Index, an index that measures the performance of the small- to mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2500® Value Index, an index that measures the performance of the small- to mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-933-5391
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.keeleyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	KSMVX Year-by-year total return as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER		WORST QUARTER
Q2 2009	36.70%	Q4 2008	(34.60)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY SMALL-MID CAP VALUE FUND
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
Keeley Small-Mid Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and/or Interest Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	586
3 Years	rr_ExpenseExampleYear03	883
5 Years	rr_ExpenseExampleYear05	1,202
10 Years	rr_ExpenseExampleYear10	2,103
2008	rr_AnnualReturn2008	(46.63%)	[2]
2009	rr_AnnualReturn2009	46.25%	[2]
2010	rr_AnnualReturn2010	22.40%	[2]
2011	rr_AnnualReturn2011	(4.39%)	[2]
2012	rr_AnnualReturn2012	29.69%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.60%)
1 Year	rr_AverageAnnualReturnYear01	23.88%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.49%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2007	[3]
Keeley Small-Mid Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and/or Interest Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	376
5 Years	rr_ExpenseExampleYear05	655
10 Years	rr_ExpenseExampleYear10	1,450
1 Year	rr_AverageAnnualReturnYear01	29.96%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.72%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2007	[3]
Keeley Small-Mid Cap Value Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.64%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	2.45%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.10%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2007	[3],[4]
Keeley Small-Mid Cap Value Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.84%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	2.14%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2007	[3],[4]
Keeley Small-Mid Cap Value Fund | Russell 2500�� Value Index (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.21%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.54%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2007	[3]

[1]	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.
[2]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.
[3]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

KEELEY MID CAP VALUE FUND
KEELEY Mid Cap Value Fund
INVESTMENT OBJECTIVE
The Keeley Mid Cap Value Fund (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees KEELEY MID CAP VALUE FUND (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses KEELEY MID CAP VALUE FUND		Class A	Class I
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.28%	0.28%
Total Annual Fund Operating Expenses		1.53%	1.28%
Fee Waiver and/or Expense Reimbursement	[1]	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.39%	1.14%
[1]	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example KEELEY MID CAP VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	585	899	1,234	2,180
Class I	116	392	689	1,533

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.44% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
The Fund intends to pursue its investment objective by investing in companies with a mid-size market capitalization, which the Adviser currently defines as between $1.5 billion and $15 billion. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with a mid-size market capitalization. As long as an investment continues to meet the Fund’s other criteria set forth below, the Fund may choose to hold such securities even if the company’s capitalization moves outside the $1.5 billion to $15 billion capitalization range. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with a mid-size market capitalization, the Fund will not invest in companies other than those with a mid-size market capitalization until the 80% threshold is restored.

The Adviser focuses its attention on particular kinds of undervalued stocks and concentrates on identifying companies going through major changes (for example, corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is the Adviser’s intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.
MAIN RISKS
The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in securities of mid-cap companies presents more risks than investing in securities of more established or large-cap companies. Mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.
PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell Midcap® Value Index, an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values. To assist investors in understanding the broader market of mid-cap company securities, the table also includes the S&P Midcap 400® Index, a broad-based market index that measures the performance of the mid-cap range of U.S. equity securities. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KMCVX Year-by-year total return as of 12/31 each year (%)

[1]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q3 2009	18.71%	Q4 2008	(33.59)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY MID CAP VALUE FUND
Average Annual Total Returns KEELEY MID CAP VALUE FUND		1 Year	5 Years	Since Inception	Inception Date
Class A	[1]	12.61%	(5.14%)	1.19%	Aug 15, 2005
Class A Return after taxes on distributions	[1][2]	12.58%	(5.15%)	1.18%	Aug 15, 2005
Class A Return after taxes on distributions and sale of fund shares	[1][2]	8.23%	(4.30%)	1.01%	Aug 15, 2005
Class A Russell Midcap�� Value Index (reflects no deduction for fees, expenses and taxes)	[1][3]	18.51%	3.79%	5.30%	Aug 15, 2005
Class A S&P Midcap 400�� Index (reflects no deduction for fees, expenses and taxes)	[1][3]	17.88%	5.15%	6.50%	Aug 15, 2005
Class I	[1]	18.43%	(4.00%)	(4.00%)	Dec 31, 2007
Class I Russell Midcap�� Value Index (reflects no deduction for fees, expenses and taxes)	[1][3]	18.51%	3.79%	3.79%	Dec 31, 2007
Class I S&P Midcap 400�� Index (reflects no deduction for fees, expenses and taxes)	[1][3]	17.88%	5.15%	5.15%	Dec 31, 2007
[1]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
[3]	Since the inception date of the respective class.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Keeley Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
KEELEY MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KEELEY Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Keeley Mid Cap Value Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.44%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund intends to pursue its investment objective by investing in companies with a mid-size market capitalization, which the Adviser currently defines as between $1.5 billion and $15 billion. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with a mid-size market capitalization. As long as an investment continues to meet the Fund’s other criteria set forth below, the Fund may choose to hold such securities even if the company’s capitalization moves outside the $1.5 billion to $15 billion capitalization range. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with a mid-size market capitalization, the Fund will not invest in companies other than those with a mid-size market capitalization until the 80% threshold is restored.

The Adviser focuses its attention on particular kinds of undervalued stocks and concentrates on identifying companies going through major changes (for example, corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is the Adviser’s intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

		The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.
Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in securities of mid-cap companies presents more risks than investing in securities of more established or large-cap companies. Mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

		In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell Midcap® Value Index, an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values. To assist investors in understanding the broader market of mid-cap company securities, the table also includes the S&P Midcap 400® Index, a broad-based market index that measures the performance of the mid-cap range of U.S. equity securities. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell Midcap® Value Index, an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values. To assist investors in understanding the broader market of mid-cap company securities, the table also includes the S&P Midcap 400® Index, a broad-based market index that measures the performance of the mid-cap range of U.S. equity securities.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-933-5391
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.keeleyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	KMCVX Year-by-year total return as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER		WORST QUARTER
Q3 2009	18.71%	Q4 2008	(33.59)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY MID CAP VALUE FUND
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
KEELEY MID CAP VALUE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
1 Year	rr_ExpenseExampleYear01	585
3 Years	rr_ExpenseExampleYear03	899
5 Years	rr_ExpenseExampleYear05	1,234
10 Years	rr_ExpenseExampleYear10	2,180
2006	rr_AnnualReturn2006	10.72%	[2]
2007	rr_AnnualReturn2007	21.68%	[2]
2008	rr_AnnualReturn2008	(51.27%)	[2]
2009	rr_AnnualReturn2009	19.23%	[2]
2010	rr_AnnualReturn2010	21.60%	[2]
2011	rr_AnnualReturn2011	(3.49%)	[2]
2012	rr_AnnualReturn2012	17.96%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.59%)
1 Year	rr_AverageAnnualReturnYear01	12.61%	[3]
5 Years	rr_AverageAnnualReturnYear05	(5.14%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.19%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2005	[3]
KEELEY MID CAP VALUE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	392
5 Years	rr_ExpenseExampleYear05	689
10 Years	rr_ExpenseExampleYear10	1,533
1 Year	rr_AverageAnnualReturnYear01	18.43%	[3]
5 Years	rr_AverageAnnualReturnYear05	(4.00%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.00%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007	[3]
KEELEY MID CAP VALUE FUND | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.58%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	(5.15%)	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2005	[3],[4]
KEELEY MID CAP VALUE FUND | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.23%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	(4.30%)	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2005	[3],[4]
KEELEY MID CAP VALUE FUND | Russell Midcap�� Value Index (reflects no deduction for fees, expenses and taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%	[3],[5]
5 Years	rr_AverageAnnualReturnYear05	3.79%	[3],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%	[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2005	[3],[5]
KEELEY MID CAP VALUE FUND | Russell Midcap�� Value Index (reflects no deduction for fees, expenses and taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%	[3],[5]
5 Years	rr_AverageAnnualReturnYear05	3.79%	[3],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%	[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007	[3],[5]
KEELEY MID CAP VALUE FUND | S&P Midcap 400�� Index (reflects no deduction for fees, expenses and taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.88%	[3],[5]
5 Years	rr_AverageAnnualReturnYear05	5.15%	[3],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.50%	[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 2005	[3],[5]
KEELEY MID CAP VALUE FUND | S&P Midcap 400�� Index (reflects no deduction for fees, expenses and taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.88%	[3],[5]
5 Years	rr_AverageAnnualReturnYear05	5.15%	[3],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%	[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007	[3],[5]

[1]	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.
[2]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.
[3]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
[5]	Since the inception date of the respective class.

Keeley Mid Cap Dividend Value Fund
KEELEY Mid Cap Dividend Value Fund
INVESTMENT OBJECTIVE
The Keeley Mid Cap Dividend Value Fund (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Keeley Mid Cap Dividend Value Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Keeley Mid Cap Dividend Value Fund		Class A	Class I
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		1.56%	1.56%
Dividend and/or Interest Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		2.83%	2.58%
Fee Waiver and/or Expense Reimbursement	[1]	(1.42%)	(1.42%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.41%	1.16%
[1]	The Fund���s adviser, Keeley Asset Management Corp. (the ���Adviser���), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund���s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example Keeley Mid Cap Dividend Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	587	1,159	1,756	3,367
Class I	118	667	1,243	2,809

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from the Fund’s commencement of operations (October 3, 2011) through its fiscal year ended September 30, 2012, the Fund’s portfolio turnover rate was 13.74% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
The Fund intends to pursue its investment objective by investing in companies with a mid-size market capitalization, which the Adviser currently defines as between $1.5 billion and $15 billion, and that currently pay or are reasonably expected to pay dividends to shareholders. The Adviser looks for stocks with sustainable, expected growth in earnings and dividends and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in “dividend-paying” common stocks and other equity type securities (including preferred stock) of mid-size market capitalization. “Dividend-paying” common stocks have one or more of the following characteristics: (i) attractive dividend yields that are, in the opinion of the Adviser, relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as through a share repurchase program. The Adviser reasonably expects that a company will pay a dividend or return cash to shareholders in other ways based upon the company’s operating history, its growth and profitability opportunities, and its history of sales, profits and dividend payments. As long as an investment continues to meet the Fund’s other investment criteria set forth below, the Fund may choose to hold such securities even if the company’s capitalization moves outside the $1.5 billion to $15 billion capitalization range. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with a mid-size market capitalization, the Fund will not invest in companies other than those with a mid-size market capitalization until the 80% threshold is restored.

Each stock is judged on its potential for above-average capital appreciation. In addition, the Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long-term, income can contribute significantly to total return. Dividends also can help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Fund intends to pay the dividends it receives at least annually. The Fund will seek to invest in securities of mid-cap, undervalued companies that meet certain criteria identified by the Adviser from time to time. It is the Adviser’s intention typically to hold securities for more than two years. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.
MAIN RISKS
The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in mid-cap securities presents more risk than investing in more established or large-cap company securities. Mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund. Also, the companies held by the Fund may reduce or stop paying dividends, which may affect the Fund’s ability to generate income. The Adviser’s approach in selecting dividend-paying securities may go out of favor with investors. This may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend-paying stocks.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.
PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund has performed during its first calendar year of operation. The table compares the Fund’s performance with that of the Russell Midcap® Value Index, an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KMDVX Year-by-year total return as of 12/31 each year (%)

[1]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
1Q 2012	9.12%	2Q 2012	(2.95)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY MID CAP DIVIDEND VALUE FUND
Average Annual Total Returns Keeley Mid Cap Dividend Value Fund		1 Year	Since Inception	Inception Date
Class A	[1]	9.89%	19.53%	Oct 3, 2011
Class A Return after taxes on distributions	[1][2]	9.61%	19.22%	Oct 3, 2011
Class A Return after taxes on distributions and sale of fund shares	[1][2]	6.78%	16.63%	Oct 3, 2011
Class I	[1]	15.31%	24.32%	Oct 3, 2011
Russell Midcap�� Value Index (reflects no deduction for fees, expenses and taxes)	[1]	18.51%	30.96%	Oct 3, 2011
[1]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Keeley Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Keeley Mid Cap Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KEELEY Mid Cap Dividend Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Keeley Mid Cap Dividend Value Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from the Fund’s commencement of operations (October 3, 2011) through its fiscal year ended September 30, 2012, the Fund’s portfolio turnover rate was 13.74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.74%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund intends to pursue its investment objective by investing in companies with a mid-size market capitalization, which the Adviser currently defines as between $1.5 billion and $15 billion, and that currently pay or are reasonably expected to pay dividends to shareholders. The Adviser looks for stocks with sustainable, expected growth in earnings and dividends and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in “dividend-paying” common stocks and other equity type securities (including preferred stock) of mid-size market capitalization. “Dividend-paying” common stocks have one or more of the following characteristics: (i) attractive dividend yields that are, in the opinion of the Adviser, relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as through a share repurchase program. The Adviser reasonably expects that a company will pay a dividend or return cash to shareholders in other ways based upon the company’s operating history, its growth and profitability opportunities, and its history of sales, profits and dividend payments. As long as an investment continues to meet the Fund’s other investment criteria set forth below, the Fund may choose to hold such securities even if the company’s capitalization moves outside the $1.5 billion to $15 billion capitalization range. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with a mid-size market capitalization, the Fund will not invest in companies other than those with a mid-size market capitalization until the 80% threshold is restored.

Each stock is judged on its potential for above-average capital appreciation. In addition, the Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long-term, income can contribute significantly to total return. Dividends also can help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Fund intends to pay the dividends it receives at least annually. The Fund will seek to invest in securities of mid-cap, undervalued companies that meet certain criteria identified by the Adviser from time to time. It is the Adviser’s intention typically to hold securities for more than two years. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

		The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.
Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in mid-cap securities presents more risk than investing in more established or large-cap company securities. Mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund. Also, the companies held by the Fund may reduce or stop paying dividends, which may affect the Fund’s ability to generate income. The Adviser’s approach in selecting dividend-paying securities may go out of favor with investors. This may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend-paying stocks.

		In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund has performed during its first calendar year of operation. The table compares the Fund’s performance with that of the Russell Midcap® Value Index, an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund has performed during its first calendar year of operation. The table compares the Fund’s performance with that of the Russell Midcap® Value Index, an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-933-5391
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.keeleyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	KMDVX Year-by-year total return as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER		WORST QUARTER
1Q 2012	9.12%	2Q 2012	(2.95)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY MID CAP DIVIDEND VALUE FUND
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
Keeley Mid Cap Dividend Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and/or Interest Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	1.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.42%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%
1 Year	rr_ExpenseExampleYear01	587
3 Years	rr_ExpenseExampleYear03	1,159
5 Years	rr_ExpenseExampleYear05	1,756
10 Years	rr_ExpenseExampleYear10	3,367
2012	rr_AnnualReturn2012	15.04%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.95%)
1 Year	rr_AverageAnnualReturnYear01	9.89%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	19.53%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2011	[3]
Keeley Mid Cap Dividend Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and/or Interest Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	1.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.42%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	667
5 Years	rr_ExpenseExampleYear05	1,243
10 Years	rr_ExpenseExampleYear10	2,809
1 Year	rr_AverageAnnualReturnYear01	15.31%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	24.32%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2011	[3]
Keeley Mid Cap Dividend Value Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.61%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	19.22%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2011	[3],[4]
Keeley Mid Cap Dividend Value Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	16.63%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2011	[3],[4]
Keeley Mid Cap Dividend Value Fund | Russell Midcap�� Value Index (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	30.96%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2011	[3]

[1]	The Fund���s adviser, Keeley Asset Management Corp. (the ���Adviser���), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund���s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.
[2]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.
[3]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

Keeley All Cap Value Fund
KEELEY All Cap Value Fund
INVESTMENT OBJECTIVE
The Keeley All Cap Value Fund (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Keeley All Cap Value Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Keeley All Cap Value Fund		Class A	Class I
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.22%	0.22%
Total Annual Fund Operating Expenses		1.47%	1.22%
Fee Waiver and/or Expense Reimbursement	[1]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.39%	1.14%
[1]	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example Keeley All Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	585	886	1,209	2,122
Class I	116	379	663	1,470

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.10% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
The Fund intends to pursue its investment objective by investing in common stock and other equity securities (including preferred stock, convertible debt securities and warrants) of companies of any market capitalization. The Fund has no restrictions as to the size of the companies in which it invests. The Fund may invest in what normally are considered small-cap stocks, mid-cap stocks and large-cap stocks. The Fund may concentrate its investments in one of those categories, two of them or all of them, and may change the allocation of its investments at any time.

The Adviser focuses its attention on particular kinds of undervalued stocks and concentrates on identifying companies going through major changes (for example, corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is the Adviser’s intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.
MAIN RISKS
The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in securities of small-cap and mid-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.
PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 3000® Value Index, an index that measures the performance of the broad value segment of U.S. equity value universe with lower price-to-book ratios and lower forecasted growth values. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KACVX Year-by-year total return as of 12/31 each year (%)

[1]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q2 2009	31.12%	Q4 2008	(33.20)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY ALL CAP VALUE FUND
Average Annual Total Returns Keeley All Cap Value Fund		1 Year	5 Years	Since Inception	Inception Date
Class A	[1]	15.21%	(1.06%)	3.65%	Jun 14, 2006
Class A Return after taxes on distributions	[1][2]	15.16%	(1.06%)	3.64%	Jun 14, 2006
Class A Return after taxes on distributions and sale of fund shares	[1][2]	9.95%	(0.90%)	3.15%	Jun 14, 2006
Class A Russell 3000�� Value Index (reflects no deduction for fees, expenses and taxes)	[1][3]	17.55%	0.83%	3.24%	Jun 14, 2006
Class I	[1]	21.05%	0.11%	0.11%	Dec 31, 2007
Class I Russell 3000�� Value Index (reflects no deduction for fees, expenses and taxes)	[1][3]	17.55%	0.83%	0.83%	Dec 31, 2007
[1]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
[3]	Since the inception date of the respective class.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Keeley Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Keeley All Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KEELEY All Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Keeley All Cap Value Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund intends to pursue its investment objective by investing in common stock and other equity securities (including preferred stock, convertible debt securities and warrants) of companies of any market capitalization. The Fund has no restrictions as to the size of the companies in which it invests. The Fund may invest in what normally are considered small-cap stocks, mid-cap stocks and large-cap stocks. The Fund may concentrate its investments in one of those categories, two of them or all of them, and may change the allocation of its investments at any time.

The Adviser focuses its attention on particular kinds of undervalued stocks and concentrates on identifying companies going through major changes (for example, corporate restructuring). Current dividend or interest income is not a factor for the Fund when choosing securities. Each stock is judged on its potential for above-average capital appreciation. It is the Adviser’s intention typically to hold securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

		The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.
Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in securities of small-cap and mid-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

		In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 3000® Value Index, an index that measures the performance of the broad value segment of U.S. equity value universe with lower price-to-book ratios and lower forecasted growth values. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 3000® Value Index, an index that measures the performance of the broad value segment of U.S. equity value universe with lower price-to-book ratios and lower forecasted growth values.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-933-5391
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.keeleyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	KACVX Year-by-year total return as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER		WORST QUARTER
Q2 2009	31.12%	Q4 2008	(33.20)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY ALL CAP VALUE FUND
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
Keeley All Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
1 Year	rr_ExpenseExampleYear01	585
3 Years	rr_ExpenseExampleYear03	886
5 Years	rr_ExpenseExampleYear05	1,209
10 Years	rr_ExpenseExampleYear10	2,122
2007	rr_AnnualReturn2007	18.28%	[2]
2008	rr_AnnualReturn2008	(48.54%)	[2]
2009	rr_AnnualReturn2009	37.32%	[2]
2010	rr_AnnualReturn2010	19.32%	[2]
2011	rr_AnnualReturn2011	(2.40%)	[2]
2012	rr_AnnualReturn2012	20.67%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.20%)
1 Year	rr_AverageAnnualReturnYear01	15.21%	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.06%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 14, 2006	[3]
Keeley All Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	379
5 Years	rr_ExpenseExampleYear05	663
10 Years	rr_ExpenseExampleYear10	1,470
1 Year	rr_AverageAnnualReturnYear01	21.05%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.11%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.11%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007	[3]
Keeley All Cap Value Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.16%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	(1.06%)	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 14, 2006	[3],[4]
Keeley All Cap Value Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.95%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	(0.90%)	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 14, 2006	[3],[4]
Keeley All Cap Value Fund | Russell 3000�� Value Index (reflects no deduction for fees, expenses and taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.55%	[3],[5]
5 Years	rr_AverageAnnualReturnYear05	0.83%	[3],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%	[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 14, 2006	[3],[5]
Keeley All Cap Value Fund | Russell 3000�� Value Index (reflects no deduction for fees, expenses and taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.55%	[3],[5]
5 Years	rr_AverageAnnualReturnYear05	0.83%	[3],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%	[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007	[3],[5]

[1]	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.
[2]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.
[3]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
[5]	Since the inception date of the respective class.

Keeley Alternative Value Fund
KEELEY Alternative Value Fund
INVESTMENT OBJECTIVE
The Keeley Alternative Value Fund (the “Fund”) seeks to achieve long-term capital appreciation, as well as to protect capital during adverse market conditions.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees Keeley Alternative Value Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses Keeley Alternative Value Fund		Class A	Class I
Management Fees		1.60%	1.60%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.54%	0.54%
Dividend and/or Interest Expenses	[1]	0.08%	0.08%
Total Annual Fund Operating Expenses		2.47%	2.22%
Fee Waiver and/or Expense Reimbursement	[2]	(0.50%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.97%	1.72%
[1]	"Dividend and/or Interest Expense" accounts for the costs associated with the Fund's use of a credit line for shareholder redemption liquidity or short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[2]	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.89% for Class A Shares and 1.64% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example Keeley Alternative Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	641	1,139	1,663	3,094
Class I	175	646	1,144	2,515

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.05% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
The Fund is an alternative investment vehicle within the Keeley Funds’ family since, unlike the other Funds, it is primarily designed to provide downside market protection through the use of hedging strategies. Please see below for a description of the different hedging strategies that the Fund may employ to achieve its investment objectives.

The Fund intends to pursue its investment objectives by investing primarily in the types of equity securities described below; however, the Fund has broad and flexible investment authority. For the equity investments, the Fund intends to pursue its investment objectives by investing in companies with small and mid-size market capitalizations, which the Adviser currently defines as $7.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of the net assets of its equity investments plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with small and mid-size market capitalizations. As long as an investment continues to meet the Fund’s other criteria set forth below, the Fund may choose to hold such securities even if the company grows beyond the $7.5 billion capitalization level. If less than 80% of the Fund’s equity investment assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalizations until the 80% threshold is restored.

The Adviser has selected, and the Board of Directors has approved, Broadmark Asset Management, LLC (the “Sub-Adviser” or “Broadmark”) as the sub-adviser for the Fund. Broadmark attempts to mitigate market risk within the Fund’s equity portfolio through a dynamic hedging strategy based upon a multi-factor process that includes the use of certain derivative instruments, including options, futures contracts (sometimes referred to as futures) and options on futures contracts, as well as Exchange-Traded Funds (“ETFs”) and Exchange-Traded Notes (“ETNs”). Broadmark may utilize any asset class of an ETF or ETN, but will primarily utilize equity-based instruments. In performing its services, Broadmark assesses such factors as monetary policy, valuation analysis, investor sentiment and momentum. Broadmark adjusts the Fund’s net exposure to equities based upon its overall assessment of risk and opportunity in the market and the Fund’s portfolio, including the Fund’s cash position. When Broadmark perceives the Fund’s equity risks to be low and opportunities high, and depending upon the Fund’s cash positions, the Fund could have a low to zero exposure to hedging vehicles. Further, at times when equity opportunity is high and equity risk low, Broadmark may invest a portion of the Fund’s cash balance in futures, options or ETFs. Conversely, when Broadmark perceives the Fund’s equity market risk to be high, and opportunity low, it will reduce the Fund’s net exposure by selling, among other things, futures and option combos, and may effect short sales of individual securities and/or ETFs and ETNs or take long positions in inverse ETFs. Broadmark can hedge up to 100% of the Fund’s long equity exposure. Generally, it is the Fund’s objective to maintain net exposure between 100% and 0% net long. For example, if the Fund invests 100% of its net assets in long positions and 100% of its net assets in short positions, the Fund is 0% net long.

If successful, these strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements, but such strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Broadmark projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the derivative instrument. Moreover, if the price of the derivative instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all. There is no guarantee that Broadmark will accurately measure existing risk.

The Adviser focuses the equity investments of the Fund on particular kinds of undervalued stocks and concentrates on identifying companies going through major changes (for example, corporate restructuring), including: corporate spin-offs (tax-free distributions of a parent company’s division to shareholders); financial restructuring, including acquisitions, recapitalizations and companies emerging from bankruptcy; companies selling at or below actual or perceived book value; savings and loan and insurance conversions; and distressed utilities. Current dividend or interest income is not a factor for the Fund when choosing securities. It is the Adviser’s intention typically to hold equity securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell these securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.
MAIN RISKS
The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in securities of small-cap and mid-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Because of its hedging strategy, the Fund is subject to the increased risks associated with investments in put and call options, futures, derivatives and, in general, synthetic instruments. Futures prices are highly volatile, with price movements being influenced by a multitude of factors such as supply and demand relationships, government trade, fiscal, monetary and exchange control policies, political and economic events and emotions in the marketplace. Futures trading also is highly leveraged. Further, futures trading may be illiquid as a result of daily limits on movements of prices. Non-exchange traded derivatives, swaps and certain options and other custom derivative or synthetic instruments are subject to the risk of nonperformance by the counterparty to such instrument, including risks relating to the financial soundness and creditworthiness of the counterparty.

The Fund is subject to risks associated with short sales. If the value of a security sold short increases, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a security could attain; by comparison, for a long position, the maximum loss is the price paid for the security plus transaction costs. Short sales also may cause the Fund to incur dividend and interest expenses. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund has an obligation to pay to the lender of the shorted security an expense equal to that dividend amount. In addition, the Fund is liable for any interest payable on securities while those securities are in a short position. These dividend and interest expenses are excluded from the expenses that the Adviser reimburses the Fund pursuant to its expense cap agreement. (See “Management—Fee Waivers and Expense Reimbursements”.)

The Fund also is subject to risks associated with investments in ETFs and ETNs and, in general, liquidity risks. Investing in ETFs or ETNs involves risks generally associated with investments in a broadly based portfolio of securities or commodities that do not apply to conventional funds, including: (1) the net asset value of the ETF or the ETN may deviate significantly from its trading value; (2) an active trading market for an ETF or an ETN may not develop or be maintained; (3) trading of an ETF or of an ETN may be halted if the listing exchange deems such action appropriate; (4) ETF or ETN shares may be delisted from the exchange on which they trade; and (5) the downgrading of the credit rating of the issuer of the ETN may cause the Fund’s investment to drop in value even if no change in value has occurred in the underlying index. The Fund’s investments in ETFs or ETNs also are subject to liquidity risks. The ETF or the ETN may not be able to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.
PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2500® Value Index, an unmanaged index that measures the performance of the small-cap to mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values, as well as with that of the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
KALVX Year-by-year total return as of 12/31 each year (%)

[1]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q4 2010	14.10%	Q3 2011	(12.52)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY ALTERNATIVE VALUE FUND
Average Annual Total Returns Keeley Alternative Value Fund		1 Year	Since Inception	Inception Date
Class A	[1]	14.99%	2.28%	Apr 1, 2010
Class A Return after taxes on distributions	[1][2]	14.99%	1.25%	Apr 1, 2010
Class A Return after taxes on distributions and sale of fund shares	[1][2]	9.74%	1.80%	Apr 1, 2010
Class I	[1]	20.71%	4.29%	Apr 1, 2010
Russell 2500�� Value Index (reflects no deduction for fees, expenses and taxes)	[1]	19.21%	9.99%	Apr 1, 2010
S&P 500�� Index (reflects no deduction for fees, expenses and taxes)	[1]	16.00%	9.51%	Apr 1, 2010
[1]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Keeley Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Keeley Alternative Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KEELEY Alternative Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Keeley Alternative Value Fund (the “Fund”) seeks to achieve long-term capital appreciation, as well as to protect capital during adverse market conditions.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.05% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.05%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an alternative investment vehicle within the Keeley Funds’ family since, unlike the other Funds, it is primarily designed to provide downside market protection through the use of hedging strategies. Please see below for a description of the different hedging strategies that the Fund may employ to achieve its investment objectives.

The Fund intends to pursue its investment objectives by investing primarily in the types of equity securities described below; however, the Fund has broad and flexible investment authority. For the equity investments, the Fund intends to pursue its investment objectives by investing in companies with small and mid-size market capitalizations, which the Adviser currently defines as $7.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of the net assets of its equity investments plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with small and mid-size market capitalizations. As long as an investment continues to meet the Fund’s other criteria set forth below, the Fund may choose to hold such securities even if the company grows beyond the $7.5 billion capitalization level. If less than 80% of the Fund’s equity investment assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalizations until the 80% threshold is restored.

The Adviser has selected, and the Board of Directors has approved, Broadmark Asset Management, LLC (the “Sub-Adviser” or “Broadmark”) as the sub-adviser for the Fund. Broadmark attempts to mitigate market risk within the Fund’s equity portfolio through a dynamic hedging strategy based upon a multi-factor process that includes the use of certain derivative instruments, including options, futures contracts (sometimes referred to as futures) and options on futures contracts, as well as Exchange-Traded Funds (“ETFs”) and Exchange-Traded Notes (“ETNs”). Broadmark may utilize any asset class of an ETF or ETN, but will primarily utilize equity-based instruments. In performing its services, Broadmark assesses such factors as monetary policy, valuation analysis, investor sentiment and momentum. Broadmark adjusts the Fund’s net exposure to equities based upon its overall assessment of risk and opportunity in the market and the Fund’s portfolio, including the Fund’s cash position. When Broadmark perceives the Fund’s equity risks to be low and opportunities high, and depending upon the Fund’s cash positions, the Fund could have a low to zero exposure to hedging vehicles. Further, at times when equity opportunity is high and equity risk low, Broadmark may invest a portion of the Fund’s cash balance in futures, options or ETFs. Conversely, when Broadmark perceives the Fund’s equity market risk to be high, and opportunity low, it will reduce the Fund’s net exposure by selling, among other things, futures and option combos, and may effect short sales of individual securities and/or ETFs and ETNs or take long positions in inverse ETFs. Broadmark can hedge up to 100% of the Fund’s long equity exposure. Generally, it is the Fund’s objective to maintain net exposure between 100% and 0% net long. For example, if the Fund invests 100% of its net assets in long positions and 100% of its net assets in short positions, the Fund is 0% net long.

If successful, these strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements, but such strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Broadmark projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the derivative instrument. Moreover, if the price of the derivative instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all. There is no guarantee that Broadmark will accurately measure existing risk.

The Adviser focuses the equity investments of the Fund on particular kinds of undervalued stocks and concentrates on identifying companies going through major changes (for example, corporate restructuring), including: corporate spin-offs (tax-free distributions of a parent company’s division to shareholders); financial restructuring, including acquisitions, recapitalizations and companies emerging from bankruptcy; companies selling at or below actual or perceived book value; savings and loan and insurance conversions; and distressed utilities. Current dividend or interest income is not a factor for the Fund when choosing securities. It is the Adviser’s intention typically to hold equity securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell these securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

		The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.
Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in securities of small-cap and mid-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Because of its hedging strategy, the Fund is subject to the increased risks associated with investments in put and call options, futures, derivatives and, in general, synthetic instruments. Futures prices are highly volatile, with price movements being influenced by a multitude of factors such as supply and demand relationships, government trade, fiscal, monetary and exchange control policies, political and economic events and emotions in the marketplace. Futures trading also is highly leveraged. Further, futures trading may be illiquid as a result of daily limits on movements of prices. Non-exchange traded derivatives, swaps and certain options and other custom derivative or synthetic instruments are subject to the risk of nonperformance by the counterparty to such instrument, including risks relating to the financial soundness and creditworthiness of the counterparty.

The Fund is subject to risks associated with short sales. If the value of a security sold short increases, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a security could attain; by comparison, for a long position, the maximum loss is the price paid for the security plus transaction costs. Short sales also may cause the Fund to incur dividend and interest expenses. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund has an obligation to pay to the lender of the shorted security an expense equal to that dividend amount. In addition, the Fund is liable for any interest payable on securities while those securities are in a short position. These dividend and interest expenses are excluded from the expenses that the Adviser reimburses the Fund pursuant to its expense cap agreement. (See “Management—Fee Waivers and Expense Reimbursements”.)

The Fund also is subject to risks associated with investments in ETFs and ETNs and, in general, liquidity risks. Investing in ETFs or ETNs involves risks generally associated with investments in a broadly based portfolio of securities or commodities that do not apply to conventional funds, including: (1) the net asset value of the ETF or the ETN may deviate significantly from its trading value; (2) an active trading market for an ETF or an ETN may not develop or be maintained; (3) trading of an ETF or of an ETN may be halted if the listing exchange deems such action appropriate; (4) ETF or ETN shares may be delisted from the exchange on which they trade; and (5) the downgrading of the credit rating of the issuer of the ETN may cause the Fund’s investment to drop in value even if no change in value has occurred in the underlying index. The Fund’s investments in ETFs or ETNs also are subject to liquidity risks. The ETF or the ETN may not be able to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

		In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2500® Value Index, an unmanaged index that measures the performance of the small-cap to mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values, as well as with that of the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2500® Value Index, an unmanaged index that measures the performance of the small-cap to mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values, as well as with that of the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-933-5391
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.keeleyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	KALVX Year-by-year total return as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER		WORST QUARTER
Q4 2010	14.10%	Q3 2011	(12.52)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY ALTERNATIVE VALUE FUND
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
Keeley Alternative Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and/or Interest Expenses	rr_Component1OtherExpensesOverAssets	0.08%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.97%
1 Year	rr_ExpenseExampleYear01	641
3 Years	rr_ExpenseExampleYear03	1,139
5 Years	rr_ExpenseExampleYear05	1,663
10 Years	rr_ExpenseExampleYear10	3,094
2011	rr_AnnualReturn2011	(10.24%)	[3]
2012	rr_AnnualReturn2012	20.45%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.52%)
1 Year	rr_AverageAnnualReturnYear01	14.99%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010	[4]
Keeley Alternative Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund���s Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and/or Interest Expenses	rr_Component1OtherExpensesOverAssets	0.08%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.72%
1 Year	rr_ExpenseExampleYear01	175
3 Years	rr_ExpenseExampleYear03	646
5 Years	rr_ExpenseExampleYear05	1,144
10 Years	rr_ExpenseExampleYear10	2,515
1 Year	rr_AverageAnnualReturnYear01	20.71%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010	[4]
Keeley Alternative Value Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.99%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.25%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010	[4],[5]
Keeley Alternative Value Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.74%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010	[4],[5]
Keeley Alternative Value Fund | Russell 2500�� Value Index (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.21%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.99%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010	[4]
Keeley Alternative Value Fund | S&P 500�� Index (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.51%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2010	[4]

[1]	"Dividend and/or Interest Expense" accounts for the costs associated with the Fund's use of a credit line for shareholder redemption liquidity or short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[2]	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.89% for Class A Shares and 1.64% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.
[3]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.
[4]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Keeley Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 5, 2013